Note 12 Other comprehensive income, changes in gains or losses (Details) - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Debt securities [Member]
Financial assets at fair value throught other comprehensive income [Line Items]
Other comprehensive income changes in gains and losses	€ 1,274	€ 2,069
Valuation gains and losses	(2,185)	(1,058)
Amounts transferred to income	(11)	(63)
Income tax and other	621	325
Other comprehensive income changes in gains and losses	(301)	1,274
equity instruments [Member]
Financial assets at fair value throught other comprehensive income [Line Items]
Other comprehensive income changes in gains and losses	(1,079)	(1,256)
Valuation gains and losses	287	183
Amounts transferred to reserves		0
Income tax and other	16	(7)
Other comprehensive income changes in gains and losses	€ (777)	€ (1,079)